Related-Party Transactions - Schedule of related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Sales to related party	$ 551	$ 337	$ 351
Accounts receivable due from related party	$ 394	$ 250